Segment and Geographic Information - Schedule of Revenue From External Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 40,033,097	$ 35,518,790	$ 45,477,926
Mutual Funds Distribution Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	1,281,077	735,129	879,802
Financial Information And Advisory Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	17,465,197	10,674,164	14,891,267
Advertising Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	9,176,706	8,310,150	7,312,947
Hong Kong Brokerage Services Revenues
Segment Reporting Information [Line Items]
Total revenue from external customers	$ 12,110,117	$ 15,799,347	22,343,950
Others
Segment Reporting Information [Line Items]
Total revenue from external customers			$ 49,960